UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05970

Cash Account Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Diane Kenneally

1 International Place

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-2500

Date of fiscal year end: 4/30

Date of reporting period: 7/31/2018

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                         as of July 31, 2018 (Unaudited)

DWS Tax-Exempt Portfolio

(formerly Deutsche Tax-Exempt Portfolio)

	Principal Amount ($)	Value ($)
Municipal Investments 90.7%
Alabama 0.5%
Tuscaloosa County, AL, Industrial Development Authority, Gulf Opportunity Zone, Hunt Refining Project, Series I, 144A, 0.98% *, 4/1/2028, LOC: Bank of Nova Scotia	1,600,000	1,600,000
Arizona 1.5%
Arizona, State Water Infrastructure Finance Authority Revenue, Series A, Prerefunded 10/1/2018 @ 100, 5.0%, 10/1/2024	3,400,000	3,420,249
Pima County, AZ, Industrial Development Authority, Multi-Family Housing Revenue, Eastside PL Apartments, 1.05% *, 2/15/2031, LIQ: Fannie Mae, LOC: Fannie Mae	1,410,000	1,410,000
		4,830,249
Arkansas 2.1%
Lowell, AR, Industrial Development Revenue, Little Rock Newspapers Project, AMT, 1.11% **, 6/1/2031, LOC: JPMorgan Chase Bank NA	6,500,000	6,500,000
California 13.1%
California, State General Obligation, TECP, 1.36%, 9/5/2018	4,910,000	4,910,000
California, Statewide Community Development Authority, TECP, 1.25%, 8/8/2018	5,000,000	5,000,000
California, Wells Fargo Stage Trust, Series 94C, 144A, AMT, MUNIPSA + 0.35% , 1.29% **, Mandatory Put 1/24/2019 @ 100, 5/1/2030, GTY: Wells Fargo Bank NA, LIQ: Wells Fargo Bank NA	4,000,000	4,000,000
Los Angeles, CA, Municipal Improvement Corp., TECP, 1.38%, 8/30/2018	2,000,000	2,000,000
San Diego, CA, Public Facilities Financing Authority:
TECP, 1.25%, 8/7/2018 , LOC: Bank of America	1,612,000	1,612,000
TECP, 1.28%, 8/7/2018 , LOC: Bank of America	1,473,000	1,473,000
San Francisco City & County, CA:
TECP, 1.0%, 8/10/2018	5,000,000	5,000,000
TECP, 1.2%, 9/25/2018	7,500,000	7,500,000
University of California, TECP, 1.54%, 8/8/2018	10,050,000	10,050,000
		41,545,000
Colorado 4.3%
Colorado, State Education Loan Program, Series A, 5.0%, 6/27/2019	12,500,000	12,882,762
Colorado, Fort Collins Co., Economic Development Revenue, Oakridge Project, Series A, AMT, 0.98% *, 12/1/2032, LOC: U.S. Bank NA	710,000	710,000
		13,592,762
Connecticut 1.1%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University:
Series U2, 1.0% **, Mandatory Put 2/6/2019 @ 100, 7/1/2033	1,500,000	1,496,039
Series 2010 A-4, 1.2% **, Mandatory Put 2/1/2019 @ 100, 7/1/2049	1,940,000	1,937,751
		3,433,790
Delaware 1.0%
Delaware, State Economic Development Authority Revenue, YMCA State Project, 1.01% *, 5/1/2036, LOC: PNC Bank NA	3,200,000	3,200,000
Florida 3.5%
Gainesville, FL, Utility System Revenue, TECP, 1.15%, 8/1/2018	9,000,000	9,000,000
Hillsborough County, FL, Housing Finance Authority, Multi-Family Revenue, Brandywine Apartments, AMT, 1.0% *, 7/15/2039, LOC: Citibank NA	725,000	725,000
Palm Beach County, FL, Henry Morrison Flagler Project Revenue, 1.05% *, 11/1/2036, LOC: Northern Trust Co.	1,300,000	1,300,000
		11,025,000
Georgia 0.7%
Atlanta City, GA, Airport General Revenue:
TECP, 1.66%, 8/7/2018	400,000	400,000
TECP, 1.71%, 8/7/2018	796,000	796,000
Georgia, Municipal Electric Authority, Series B, 0.98% *, 6/1/2020, LOC: Barclays Bank PLC	1,125,000	1,125,000
		2,321,000
Hawaii 4.1%
Honolulu City & County, HI, Obligation Bond, TECP, 1.26%, 9/4/2018	13,000,000	13,000,000
Illinois 4.1%
Channahon, IL, Morris Hospital Revenue, 0.98% *, 12/1/2034, LOC: U.S. Bank NA	4,130,000	4,130,000
DuPage County, IL, Morton Arboretum Project Revenue, 1.0% *, 10/15/2038, LOC: Northern Trust Co.	1,000,000	1,000,000
Illinois, Southwestern Development Authority Solid Waste Disposal Revenue, Waste Management, Inc., Project, AMT, 0.99% *, 10/1/2027, LOC: JPMorgan Chase Bank NA	400,000	400,000
Illinois, State Development Finance Authority, St. Ignatius College Preparatory, 1.0% *, 6/1/2024, LOC: PNC Bank NA	1,400,000	1,400,000
Illinois, State Finance Authority Revenue, North Park University Project, 1.02% *, 7/1/2035, LOC: U.S. Bank NA	1,500,000	1,500,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems:
Series F, 0.98% *, 11/15/2037 , LOC: Barclays Bank PLC	1,580,000	1,580,000
Series B, 1.0% *, 11/15/2037 , LOC: PNC Bank NA	950,000	950,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.0% *, 3/1/2043, LOC: Northern Trust Co.	2,065,000	2,065,000
		13,025,000
Indiana 1.3%
Indiana, Rockport in Poll Control Revenue, AEP Generating Co., Series B, 0.97% *, 7/1/2025, LOC: Bank of Tokyo-Mitsubishi UFJ	4,175,000	4,175,000
Kansas 0.3%
Olathe, KS, Industrial Revenue, Multi Modal Diamant Boart, Series A, AMT, 1.09% *, 3/1/2027, LOC: Svenska Handelsbanken	1,000,000	1,000,000
Kentucky 1.0%
Louisville & Jefferson County, KY, Metropolitan Sewer District & Drain System, Build America Bonds, TECP, 1.2%, 8/24/2018	3,250,000	3,250,000
Louisiana 0.5%
Louisiana, Caddo-Bossier Parishes Port Commission, Oakley Co. Project, AMT, 1.11% *, 1/1/2028, LOC: Bank of America NA	1,045,000	1,045,000
Louisiana, State Public Facilities Authority Revenue, 0.96% *, 4/2/2023, LOC: U.S. Bank NA	400,000	400,000
		1,445,000
Massachusetts 0.7%
Massachusetts, Tender Option Bond Trust Receipts, Series 2015-XF2203, 144A, 0.96% *, 8/15/2023, LIQ: Citibank NA	2,300,000	2,300,000
Missouri 4.6%
Missouri, Tender Option Bond Trust Receipts:
Series 2015-XF2198, 144A, 0.97% *, 5/1/2023 , LIQ: Citibank NA	2,660,000	2,660,000
Series 2017-XG0157, 144A, 0.98% *, 5/15/2048 , LIQ: Barclays Bank PLC, LOC: Barclays Bank PLC	11,915,000	11,915,000
		14,575,000
Nevada 1.9%
Nevada, State Housing Division, Sonoma Palms LP, AMT, 0.98% *, 4/15/2039, LIQ: Fannie Mae, LOC: Fannie Mae	6,100,000	6,100,000
New Hampshire 1.6%
New Hampshire, State Higher Educational & Health Facilities Authority, Hunt Community, 1.05% *, 5/1/2026, LOC: TD Bank NA	5,065,000	5,065,000
New York 5.0%
New York, General Obligation, Series A-4, 0.98% *, 8/1/2038, LOC: Bank of Tokyo-Mitsubishi UFJ	1,450,000	1,450,000
New York, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Second Generation Resolution, Series BB-2, 1.5% *, 6/15/2039, SPA: Landesbank Hessen-Thuringen	14,000,000	14,000,000
New York, State Thruway Authority Revenue, Series 2016-XF2345, 144A, 0.97% *, 4/1/2020, LIQ: Credit Suisse	300,000	300,000
		15,750,000
Ohio 4.8%
Cleveland-Cuyahoga County, OH, Port Authority Revenue, Carnegie/96th Research Building Project, 1.0% *, 1/1/2033, LOC: PNC Bank NA	625,000	625,000
Cuyahoga County, OH, Health Care Facilities Revenue, AM McGregor Home Project, 1.02% *, 5/1/2049, LOC: Northern Trust Co.	12,600,000	12,600,000
Ohio, State Economic Development Revenue, Goodwill Industries Miami Vy Project, 1.0% *, 6/1/2023, GTY: Patheon, Inc., LOC: PNC Bank NA	2,030,000	2,030,000
		15,255,000
Oregon 1.8%
Oregon, State Housing & Community Services Department, Housing Development Revenue, Redwood Park Apartments, Series F, AMT, 0.98% *, 10/15/2038, LIQ: Fannie Mae, LOC: Fannie Mae	800,000	800,000
Oregon, State Tax Anticipation Notes, Series A, 5.0%, 9/28/2018	5,000,000	5,031,707
		5,831,707
Pennsylvania 3.0%
Lancaster, PA, Industrial Development Authority, Willow Valley Retirement, Series C, 1.0% *, 12/1/2039, LOC: PNC Bank NA	2,500,000	2,500,000
Luzerne County, PA, Convention Center Authority, Series A, 1.0% *, 9/1/2028, LOC: PNC Bank NA	4,215,000	4,215,000
Pennsylvania, State Public School Building Authority, School District Project, Series A, 1.0% *, 8/1/2030, LOC: PNC Bank NA	750,000	750,000
Pennsylvania, State Economic Development Financing Authority Revenue, Series C-2, AMT, 1.08% *, 12/1/2026, LOC: PNC Bank NA	475,000	475,000
Pennsylvania, State Economic Development Financing Authority Revenue, Hawley Silk Mill LLC, Recovery Zone Facility, Series A1, 1.07% *, 12/1/2031, LOC: PNC Bank NA	300,000	300,000
Pennsylvania, State Economic Development Financing Authority, Economic Development Revenue, Kingsley Association Project, 1.08% *, 8/1/2026, LOC: PNC Bank NA	250,000	250,000
Pennsylvania, State Higher Educational Facilities Authority, Association of Independent Colleges & Universities, 1.0% *, 5/1/2031, LOC: PNC Bank NA	875,000	875,000
		9,365,000
South Carolina 0.2%
South Carolina, Greenville Hospital Systems Facilities Revenue, Series B, 0.96% *, 5/1/2033, GTY: Endowment Fund Greenville, LOC: US Bank NA	495,000	495,000
Tennessee 1.1%
Tennessee, Memphis Health Educational & Housing Facility Board Revenue, Ashland Lakes II Apartments Project, Series A, AMT, 1.0% *, 5/1/2043, LOC: U.S. Bank NA	3,480,000	3,480,000
Texas 16.4%
Harris County, TX, Toll Road Revenue, TECP, 1.6%, 8/9/2018	4,850,000	4,850,000
Houston, TX, Combined Utility System Revenue, TECP, 1.6%, 8/21/2018	8,500,000	8,500,000
San Antonio, TX, General Obligation, Prerefunded 8/1/2018 @ 100, 5.5%, 8/1/2024	1,000,000	1,000,000
Texas, State Tax & Revenue Anticipation Notes, 4.0%, 8/30/2018	14,500,000	14,535,157
Texas, Tender Option Bond Trust Receipts, Series 2015-XF2201, 144A, 0.97% *, 10/15/2023, LIQ: Citibank NA	3,100,000	3,100,000
University of Texas, Permanent University Funding:
TECP, 1.24%, 11/1/2018	5,000,000	5,000,000
TECP, 1.32%, 8/6/2018	10,000,000	9,999,958
TECP, 1.49%, 8/2/2018	5,039,000	5,039,000
		52,024,115
Virginia 0.2%
Loudoun County, VA, Industrial Development Authority Revenue, Jack Kent Cooke Foundation Project, 1.0% *, 6/1/2034, LOC: Northern Trust Co.	650,000	650,000
Washington 4.9%
Washington, General Obligations Notes, TECP, 1.6%, 10/4/2018	15,000,000	15,000,000
Washington, State Housing Finance Commission, Interurban Senior Living Apartments, 0.93% *, 7/1/2052, LIQ: Freddie Mac, LOC: Freddie Mac	375,000	375,000
Washington, State Housing Finance Commission, Panorma City Project, 1.04% *, 1/1/2027, LOC: Wells Fargo Bank NA	240,000	240,000
		15,615,000
Wisconsin 3.4%
Wisconsin, General Obligations Notes, TECP, 1.29%, 10/10/2018	10,636,000	10,636,000
Other 2.0%
Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates:
"A", Series MO27, 0.96% *, 10/15/2029 , LIQ: Freddie Mac	2,845,000	2,845,000
Series M033, 0.97% *, 3/15/2049 , LIQ: Freddie Mac	1,480,000	1,480,000
"A", Series M015, AMT, 0.99% *, 5/15/2046 , LIQ: Freddie Mac	1,865,000	1,865,000
		6,190,000
Total Municipal Investments (Cost $287,274,623)		287,274,623
Preferred Shares of Closed-End Investment Companies 9.6%
California 6.5%
California, Nuveen Quality Municipal Income Fund, Series 4, 144A, AMT, 1.09% *, 12/1/2042, LIQ: Royal Bank of Canada	5,500,000	5,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 6, 144A, AMT, 1.09% *, 8/1/2040, LIQ: Citibank NA	1,500,000	1,500,000
California, Nuveen Quality Municipal Income Fund, Series 7, 144A, AMT, 1.09% *, 8/3/2043, LIQ: Royal Bank of Canada	3,500,000	3,500,000
California, Nuveen Dividend Advantage Municipal Fund, Series 1-1362, 144A, AMT, 1.1% *, 6/1/2041, LIQ :Societe Generale	10,000,000	10,000,000
		20,500,000
National 3.1%
Nuveen Enhanced Municipal Credit Opportunities Fund, Series 3, 144A, AMT, 1.07% *, 6/1/2040, LIQ: Toronto-Dominion Bank	10,000,000	10,000,000
Total Preferred Shares of Closed-End Investment Companies (Cost $30,500,000)		30,500,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $317,774,623)	100.3	317,774,623
Other Assets and Liabilities, Net	(0.3)	(1,095,849)
Net Assets	100.0	316,678,774

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
* Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of July 31, 2018. Date shown reflects the earlier of demand date or stated maturity date.
** Floating rate security. These securities are shown at their current rate as of July 31, 2018.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
LIQ: Liquidity Facility
LOC: Letter of Credit
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
SPA: Standby Bond Purchase Agreement
TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of July 31, 2018 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$287,274,623	$—	$287,274,623
Preferred Shares of Closed-End Investment Companies	—	30,500,000	—	30,500,000
Total	$—	$317,774,623	$—	$317,774,623

There have been no transfers between fair value measurement levels during the period ended July 31, 2018.
(a)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Tax-Exempt Portfolio, a series of Cash Account Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	September 24, 2018

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	September 24, 2018